Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 4,246	$ 3,972
Goods in transit	4,715	4,215
Work in progress	2,649	1,719
Finished goods	10,171	8,980
Inventories, gross	21,781	18,886
Impairment	(1,165)	(1,435)
Inventories, net	$ 20,616	$ 17,451